Mineral Properties	12 Months Ended
Oct. 31, 2023
Mineral Properties [Abstract]
MINERAL PROPERTIES
10.	MINERAL PROPERTIES

The Company, through the asset purchase agreement (Note 5), entered into an option agreement dated August 12, 2020 with Copperbelt, to earn up to a 100% interest in the Beskauga project located in Kazakhstan

On February 3, 2022, the Company acquired Ekidos, including a $4,383,656 mineral property asset (Note 4) located in Kazakhstan. As such, the carrying value of the mineral properties associated with the Beskauga project included prior years’ drilling program.

Balance, October 31, 2021	$651,603
Acquisition of Ekidos (Note 4)	4,383,656
Balance, October 31, 2022	$5,035,259
Balance, October 31, 2023 and 2022	$5,035,259

Additionally, the Company holds its interest in the Stepnoe and Ekidos properties through the Stepnoe and Ekidos Joint Venture Agreement (the “Stepnoe and Ekidos JV Agreement”), and the Akkuduk, Nogurbek, Maisor, Elemes, Aktasty, Besshoky, Aimandai and South Bozshakol properties through the Maikain Joint Venture Agreement (the “Maikain JV Agreement”).

Stepnoe and Ekidos JV Agreement

In connection with the spin-off and pursuant to the Separation and Distribution Agreement (Note 5), Silver Bull transferred its interest in the Stepnoe and Ekidos JV Agreement to Arras.

On September 1, 2020, Silver Bull entered into the Stepnoe and Ekidos JV Agreement in connection with, among other things, mineral license applications (the “Stepnoe and Ekidos Licenses”) for, and further exploration and evaluation of certain properties, including the Stepnoe and Ekidos properties located in Kazakhstan. The exploration licenses for the Stepnoe and Ekidos properties were granted on October 22, 2020.

The Company (through Ekidos LLP) and Copperbelt have initial participating interests in the joint venture of 80% and 20%, respectively. Pursuant to the Stepnoe and Ekidos JV Agreement, once the Company spends a minimum of $3,000,000 on either the Stepnoe or Ekidos property, the Company has the option to acquire Copperbelt’s participating interest in such property for $1,500,000. As of October 31, 2023, approximately $1,219,000 of the required expenditures have been incurred under the Beskauga Option Agreement (Note 6).

The Stepnoe and Ekidos JV Agreement shall terminate automatically upon there being one participant in the joint venture, or by written agreement between the parties.

On November 11, 2023, the Stepnoe and Ekidos JV Agreement was amended to allow for financing and third- party support of exploration and development activities on some or all of the JV licenses.

Maikain JV Agreement

On May 20, 2021, Ekidos LLP entered into the Maikain JV Agreement with Orogen LLP, a company incorporated under the laws of Kazakhstan, in connection with, among other things, mineral license applications for, and further exploration and evaluation of, certain properties in an area of interest, including the Akkuduk, Nogurbek, Maisor, Elemes, Aktasty, Besshoky, Aimandai and South Bozshakol properties located in Kazakhstan. The following exploration licenses have been granted for an initial six-year period, with the possibility of a five-year extension.

The Company (through Ekidos LLP) and Orogen LLP have initial participating interests in the Maikain joint venture of 80% and 20%, respectively. Pursuant to the Maikain JV Agreement, once the Company spends a minimum of $3,000,000 on a property in the area of interest, the Company has the option to acquire Orogen LLP’s participating interest in such property for $1,500,000. As of October 31, 2023, approximately $1,534,000 of the required expenditures have been incurred.

The Maikain JV Agreement shall terminate automatically upon the earlier of (i) there being one participant in the joint venture, (ii) by written agreement between the parties, or (iii) May 20, 2024.

On November 11, 2023, the Maikain JV Agreement was amended to accommodate the Teck Alliance Agreement to allow for third-party financing and support of exploration and development activities on some or all of the JV licenses. The amended agreement also clarifies that the Maikain JV Agreement shall not terminate and will continue in full force and effect with respect to any mineral licenses held by or on behalf of the Maikain joint venture as of the date of expiry (May 20, 2024).